Goodwill, Intangible and Long-Lived Assets (Tables)	12 Months Ended
Dec. 31, 2011
Goodwill, Intangible and Long-Lived Assets [Abstract]
Carrying value of goodwill by reportable segment

Goodwill	Paint Stores Group	Consumer Group	Global Finishes Group	Latin America Coatings Group	Consolidated Totals
Balance at January 1, 2009 (a)	$285,425	$683,364	$37,573	$350	$1,006,712
Acquisitions		4,147			4,147
Currency and other adjustments	20	(899)	4,824	21	3,966

Balance at December 31, 2009 (a)	285,445	686,612	42,397	371	1,014,825
Acquisitions			70,594	9,315	79,909
Currency and other adjustments	1,299	2,776	2,728	921	7,724

Balance at December 31, 2010 (a)	286,744	689,388	115,719	10,607	1,102,458
Acquisitions			5,039		5,039
Currency and other adjustments	254	(109)	(408)	774	511

Balance at December 31, 2011 (a)	$286,998	$689,279	$120,350	$11,381	$1,108,008

(a)	Net of accumulated impairment losses of $8,904 ($8,113 in the Consumer Group and $791 in the Global Finishes Group).

Carrying value of intangible assets

	Finite-lived intangible assets			Trademarks with indefinite lives	Total intangible assets
	Software	All other	Subtotal
December 31, 2011
Weighted-average amortization period	7 years	13 years	11 years
Gross	$109,401	$274,086	$383,487
Accumulated amortization	(60,030)	(177,706)	(237,736)

Net value	$49,371	$96,380	$145,751	$160,122	$305,873

December 31, 2010
Weighted-average amortization period	8 years	13 years	11 years
Gross	$107,141	$254,462	$361,603
Accumulated amortization	(57,480)	(171,153)	(228,633)

Net value	$49,661	$83,309	$132,970	$187,534	$320,504

December 31, 2009
Weighted-average amortization period	9 years	10 years	9 years
Gross	$90,263	$218,621	$308,884
Accumulated amortization	(47,140)	(152,552)	(199,692)

Net value	$43,123	$66,069	$109,192	$170,221	$279,413